Trade and other receivables (Tables)	12 Months Ended
Aug. 31, 2024
Trade and other receivables
Schedule of trade and other receivables

	2024	2023
	$	$
Trade receivables	26,222	59,364
Sales taxes receivable	104,270	159,114
Other receivables	8,164	332,358
	138,656	550,836

Schedule of aging analysis of receivables

	2024	2023
	$	$
0 – 30	—	13,986
31 – 60	21,603	—
61 – 90	—	—
91 and over	4,619	45,378
	26,222	59,364